Investments in and Advances to, and Transactions with Associated Companies (Purchases and Dividends Received from Associated Companies) (Details) (Toshiba Matsushita Display Technology Co., Ltd. [Member], JPY ¥)
In Millions
12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Toshiba Matsushita Display Technology Co., Ltd. [Member]
Purchases from	¥ 198,560	¥ 287,598	¥ 315,829
Dividends received	¥ 4,968	¥ 4,301	¥ 4,528